Business combination	12 Months Ended
Mar. 31, 2011
Business combination

34. Business combination

Effective May 23, 2008, the Bank acquired Centurion Bank of Punjab Limited (“CBoP”) . Both the entities were banking companies incorporated under the Companies Act, 1956 and licensed by the Reserve Bank of India under the Banking Regulation Act, 1949.

The transaction was completed during the fiscal year ended March 31, 2009 and accounted for as business combination, which resulted in goodwill of Rs. 74,937.9 million and intangible assets of Rs. 16,002.0 million. CBoP, a private sector Bank, offered a wide spectrum of retail, small and medium enterprise and corporate banking products and services. The primary purpose for the acquisition was to realize potential synergies and growth opportunities from combining the businesses of CBoP. These anticipated synergies contributed to a purchase price that resulted in the recognition of goodwill.

The purchase consideration amounted to Rs. 102,769.4 million, of which Rs. 100,469.5 million was paid by way of the issuance of five equity share of HDFC Bank Limited (face value Rs.2.0) in exchange for every 29 equity shares of CBoP (face value Re. 1.0).

Purchase price allocation

The acquisition is accounted for under the purchase method of accounting in accordance with former SFAS No. 141, “Business Combinations”. The purchase price of CBoP amounted to Rs. 102,769.4 million, of which Rs. 100,469.5 million is by way of issue of equity shares, Rs. 622.8 million by way of direct acquisition costs and cost of Rs. 1,677.1 million arising from issue of the Bank’s stock options issued in exchange for the outstanding CBoP’s stock options held by its employees as of the acquisition date.

The purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values as of May 23, 2008 as summarized below:

	(in millions)		(in millions)
Purchase Price
Issue of 349,419,780 equity shares	Rs.	100,469.5	US$	2255.7
Direct acquisition costs		622.8		14.0
Issue of stock options to employees		1,677.1		37.7

Total purchase price		102,769.4		2,307.4

Assets acquired:
Cash and cash equivalents		20,567.5		461.8
Term placements		9,318.7		209.2
Investments, available for sale		57,236.7		1,285.1
Loans		152,030.3		3,413.3
Accrued interest receivable		2,296.9		51.6
Property and equipment, net		3,288.9		73.8
Intangible assets		16,002.0		359.3
Other assets		6,093.6		136.8

Total assets acquired		266,834.6		5,990.9

Liabilities assumed:
Deposits		208,155.7		4,673.4
Short-term borrowings		591.9		13.3
Accrued interest payable		2,349.0		52.7
Long-term debt		14,687.8		329.8
Accrued expenses and other liabilities		13,218.7		296.8

Total estimated liabilities acquired		239,003.1		5,366.0

Total fair value of net assets acquired		27,831.5		624.9

Goodwill	Rs.	74,937.9	US$	1,682.5

The total amount of goodwill is Rs.74,937.9 million and no tax deduction is available on the said amount. The entire amount of goodwill is allocated to the retail banking segment.

Intangible assets acquired

The estimated useful lives of the intangible assets as of May 23, 2008 were as follows:

	Fair value				Weighted average life
	(in millions)				(in years)
Intangible assets subject to amortization:
Branch network	Rs.	8,335.0	US$	187.1	6
Customer list		2,710.0		60.8	2
Core deposit		4,414.0		99.1	5
Favorable leases		543.0		12.2	15

Total	Rs.	16,002.0	US$	359.2	5.35